ORDINARY SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended				12 Months Ended
	Dec. 06, 2016 shares	Nov. 07, 2016 shares	Oct. 18, 2016 Vote director	Aug. 13, 2014 USD ($) $ / shares shares	Aug. 13, 2014 CNY (¥) shares	Jun. 30, 2014 CNY (¥) shares	Aug. 31, 2016 shares	Aug. 31, 2014 USD ($) shares	Aug. 31, 2014 CNY (¥) shares	Jun. 30, 2014 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2006 $ / shares shares	Dec. 31, 2015 $ / shares shares	Aug. 13, 2014 ¥ / shares	Dec. 31, 2006 ¥ / shares
Ordinary shares
Par value (in USD or CNY per share) | $ / shares											$ 0.00005			$ 0.00005
Issuance of ordinary shares in exchange of bonds payable | ¥												¥ 205,536
Total consideration from repurchased ordinary shares | ¥												¥ 119,664
Common stock, outstanding shares (in shares)											760,009,043			217,987,922
Ordinary shares issued as preferred stock dividends (in shares)		31,490,164
Restricted shares
Ordinary shares
Granted (in shares)											13,787,480
Restricted shares | Directors
Ordinary shares
Granted (in shares)							877,400
Ordinary Shares
Ordinary shares
Ordinary shares issued (in shares)													110,000,001
Par value (in USD or CNY per share) | (per share)													$ 0.00005			¥ 0.000404
Ordinary shares repurchased (in shares)				18,762,292	18,762,292
Ordinary shares repurchased (in USD or CNY per share) | (per share)				$ 1.0365											¥ 6.3779
Total consideration from repurchased ordinary shares				$ 19,448	¥ 119,664
Number of shares converted		349,087,677
Ordinary Shares | Bonds due 2015
Ordinary shares
Issuance of ordinary shares in exchange of bonds payable								$ 27,860	¥ 171,431
Conversion to ordinary shares (in shares)								38,397,655	38,397,655
Ordinary Shares | EDC Holding
Ordinary shares
Ordinary shares issued as part of the consideration to acquire EDC Holding						88,352,558				88,352,558
Fair value of ordinary shares issued as part of the consideration to acquire EDC Holding | ¥						¥ 472,945				¥ 472,945
Series C
Ordinary shares
Conversion to ordinary shares (in shares)											(238,526,241)
Minimum holding of issued share capital				40.00%	40.00%
Series C | Bonds due 2015
Ordinary shares
Issuance of ordinary shares in exchange of bonds payable								$ 27,860	¥ 171,431
ADS | IPO
Ordinary shares
Ordinary shares issued (in shares)		19,250,000
ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	820,735
Class A
Ordinary shares
Number of votes per share at general meetings | Vote			1
Common stock, outstanding shares (in shares)		692,418,707
Number of ADS per Class A ordinary share	8
Ordinary shares issued as preferred stock dividends (in shares)		31,490,164
Class A | IPO
Ordinary shares
Ordinary shares issued (in shares)		154,000,000
Class A | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	6,565,880
Class B
Ordinary shares
Number of votes per share at general meetings | Vote			1
Number of votes per share regarding certain matters in general meetings | Vote			20
Number of directors for simple majority | director			6
Right to nominate, number of directors | director			5
Common stock, outstanding shares (in shares)		67,590,336
Redeemable preferred shares
Ordinary shares
Conversion to ordinary shares (in shares)											(349,087,677)
Number of shares converted		(349,087,677)
Conversion ratio of preferred shares to ordinary share		1												1
Redeemable preferred shares | EDC Holding
Ordinary shares
Ordinary shares issued as part of the consideration to acquire EDC Holding						110,810,606